UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811- 6172

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	1/31
Date of reporting period:	10/31/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Municipal Cash Management Plus

October 31, 2012 (Unaudited)

	Coupon		Maturity	Principal
Short-Term Investments--98.2%	Rate (%)		Date	Amount ($)		Value ($)
Arizona--.1%
Maricopa County Industrial
Development Authority, MFHR
(San Clemente Apartments
Project) (Liquidity Facility;
FNMA and LOC; FNMA)		0.25	11/7/12	1,010,000	a	1,010,000

California--5.0%
California Pollution Control
Financing Authority, SWDR
(Rainbow Disposal Company Inc.
Project) (LOC; Comerica Bank)		0.29	11/7/12	17,815,000	a	17,815,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.25	12/13/12	14,000,000		14,000,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)		0.23	1/14/13	4,000,000		4,000,000

Colorado--4.6%
Colorado Housing and Finance
Authority, EDR (Popiel
Properties, LLC Project) (LOC;
Wells Fargo Bank)		0.36	11/7/12	2,455,000	a	2,455,000
Colorado Housing and Finance
Authority, EDR (Wanco, Inc.
Project) (LOC; U.S. Bank NA)		0.36	11/7/12	2,035,000	a	2,035,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)		0.22	11/7/12	13,500,000	a	13,500,000
RBC Municipal Products Inc. Trust
(Series E-25) (Denver City and
County, Aviation Airport

System Revenue) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.24	11/7/12	15,000,000 a,b,c		15,000,000

Florida--3.2%
Branch Banking and Trust Co.
Municipal Trust (Series 2057)
(Miami-Dade County, Aviation
Revenue (Miami International
Airport)) (Liquidity Facility;
Branch Banking and Trust Co.
and LOC; Branch Banking and
Trust Co.)	0.23	11/7/12	10,075,000 a,b,c		10,075,000
Broward County Housing Finance
Authority, MFHR (Cypress Grove
Apartments Project) (LOC; FNMA)	0.26	11/7/12	13,230,000	a	13,230,000

Georgia--.8%
Municipal Gas Authority of Georgia ,
Gas Revenue, Refunding (Gas
Portfolio III Project)	2.00	11/13/12	5,400,000		5,402,908

Illinois--3.5%
Deutsche Bank Spears/Lifers Trust
(Series DB-483) (Northern
Illinois Municipal Power
Agency, Power Project Revenue
(Prairie State Project))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.25	11/7/12	17,000,000 a,b,c		17,000,000
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.21	11/1/12	7,800,000	a	7,800,000

Indiana--1.1%
Fort Wayne,
EDR (Park Center Project)

(LOC; PNC Bank NA)	0.24	11/7/12	1,845,000	a	1,845,000
Indiana Bond Bank,
Advance Funding Program Notes	1.25	1/3/13	2,950,000		2,954,546
Indiana Finance Authority,
EDR (JRL Leasing, Inc. and
LaSarre Co., LLC Project)
(LOC; PNC Bank NA)	0.28	11/7/12	2,850,000	a	2,850,000

Kansas--1.1%
Kansas Development Finance
Authority, MFHR (Tree House
Apartments) (LOC; U.S. Bank NA)	0.23	11/7/12	8,105,000	a	8,105,000

Kentucky--.4%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	2,500,000		2,515,523

Louisiana--3.5%
Ascension Parish,
Revenue, CP	0.37	11/21/12	5,000,000		5,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp. and LOC; FHLB)	0.41	11/7/12	10,000,000	a	10,000,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.21	11/1/12	5,100,000	a	5,100,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.21	11/1/12	5,200,000	a	5,200,000

Maryland--1.9%

Anne Arundel County,
EDR (Atlas Container
Corporation Project) (LOC; M&T
Trust)	0.32	11/7/12	5,675,000	a	5,675,000
Baltimore County Revenue
Authority, Golf System Revenue
(LOC; M&T Trust)	0.24	11/7/12	5,440,000	a	5,440,000
Frederick County,
Revenue (Homewood, Inc.
Facility) (LOC; M&T Trust)	0.20	11/7/12	2,500,000	a	2,500,000

Massachusetts--2.1%
Beverly,
GO Notes, BAN	1.00	12/18/12	6,000,000		6,006,204
Worcester,
GO Notes, BAN	1.00	11/8/12	9,000,000		9,001,079

Michigan--.5%
Pittsfield Township Economic
Development Corporation, LOR,
Refunding (Arbor Project)
(LOC; Comerica Bank)	0.26	11/7/12	3,595,000	a	3,595,000

Minnesota--2.9%
Minnesota Housing Finance Agency,
Residential Housing Finance
Revenue (Liquidity Facility;
FHLB)	0.22	11/7/12	7,000,000	a	7,000,000
Minnesota Rural Water Finance
Authority, Public Projects
Construction Notes	1.25	3/1/13	3,500,000		3,509,746
University of Minnesota,
CP	0.19	12/10/12	10,150,000		10,150,000

Mississippi--1.0%
Mississippi Business Finance
Corporation, Gulf Opportunity
Zone IDR (Chevron U.S.A. Inc.
Project)	0.21	11/1/12	6,300,000	a	6,300,000
Mississippi Development Bank,

Special Obligation Bonds
(Jackson County Industrial
Water System Project)
(Guaranty Agreement; Chevron
Corporation)	0.21	11/1/12	1,200,000	a	1,200,000

Nevada--3.5%
Clark County,
Airport System Junior
Subordinate Lien Revenue	2.00	7/1/13	17,000,000		17,177,445
Clark County,
IDR (Southwest Gas Corporation
Project) (LOC; JPMorgan Chase
Bank)	0.25	11/7/12	8,000,000	a	8,000,000

New Hampshire--1.5%
New Hampshire Health and Education
Facilities Authority, Revenue
(Kimball Union Academy) (LOC;
RBS Citizens NA)	0.30	11/7/12	4,790,000	a	4,790,000
New Hampshire Health and Education
Facilities Authority, Revenue
(University System of New
Hampshire Issue) (Liquidity
Facility; U.S. Bank NA)	0.22	11/1/12	6,000,000	a	6,000,000

New Jersey--2.0%
Monroe Township,
GO Notes, BAN	1.00	2/6/13	5,000,000		5,009,859
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	3,500,000		3,505,119
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	6,100,000		6,108,041

New York--6.2%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	7,100,000		7,127,708
Dutchess County Industrial
Development Agency, Civic

Facility Revenue (Arbor Ridge
at Brookmeade Project) (LOC;
M&T Trust)	0.26	11/7/12	9,280,000	a	9,280,000
Eastchester Union Free School
District, GO Notes, TAN	1.00	2/28/13	5,000,000		5,012,604
Erie County Fiscal Stability
Authority, Revenue, BAN	1.00	7/31/13	5,000,000		5,027,571
JPMorgan Chase Putters/Drivers
Trust (Series 4043) (New York
City Transitional Finance
Authority, Revenue (New York
City Recovery)) (Liquidity
Facility; JPMorgan Chase Bank)	0.23	11/1/12	140,000 a,b,c		140,000
New York State Housing Finance
Agency, Housing Revenue (25
Washington Street) (LOC; M&T
Trust)	0.26	11/7/12	7,800,000	a	7,800,000
New York State Mortgage Agency,
Homeowner Mortgage Revenue
(Liquidity Facility; Barclays
Bank PLC)	0.22	11/7/12	10,000,000	a	10,000,000

North Carolina--2.0%
Deutsche Bank Spears/Lifers Trust
(Series DBE-1066) (North
Carolina Medical Care
Commission, Health Care
Facilities Revenue (Novant
Health Obligated Group))
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.26	11/7/12	8,360,000 a,b,c		8,360,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (High Point
University Project) (LOC;
Branch Banking and Trust Co.)	0.21	11/7/12	2,500,000	a	2,500,000
North Carolina Capital Facilities
Finance Agency, Educational
Facilities Revenue (The
Raleigh School Project) (LOC;

Branch Banking and Trust Co.)	0.21	11/7/12	3,400,000	a	3,400,000

Ohio--1.4%
Lorain County,
IDR (Cutting Dynamics, Inc.
Project) (LOC; PNC Bank NA)	0.28	11/7/12	1,700,000	a	1,700,000
Ohio Housing Finance Agency,
Residential Mortgage Revenue
(Mortgage-Backed Securities
Program) (Liquidity Facility;
Wells Fargo Bank)	0.24	11/7/12	3,200,000	a	3,200,000
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	5,000,000		5,023,550

Pennsylvania--11.8%
Blair County Industrial
Development Authority, Revenue
(Hollidaysburg Area YMCA
Project) (LOC; Citizens Bank
of Pennsylvania)	0.34	11/7/12	2,820,000	a	2,820,000
Emmaus General Authority,
Local Government Revenue (Bond
Pool Program) (LOC; U.S. Bank
NA)	0.25	11/7/12	8,300,000	a	8,300,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.26	11/7/12	7,195,000	a	7,195,000
Pennsylvania Economic Development
Financing Authority, Revenue
(Evergreen Community Power
Facility) (LOC; M&T Trust)	0.36	11/7/12	16,000,000	a	16,000,000
Philadelphia Authority for
Industrial Development,
Revenue (The Philadelphia
Protestant Home Project) (LOC;
Bank of America)	0.41	11/7/12	9,000,000	a	9,000,000
Pittsburgh and Allegheny County
Sports and Exhibition

Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.30	11/7/12	20,000,000	a	20,000,000
Pittsburgh Water and Sewer
Authority, Water and Sewer
System First Lien Revenue
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.31	11/7/12	10,000,000	a	10,000,000
RBC Municipal Products Inc. Trust
(Series E-29) (Allegheny
County Hospital Development
Authority, Revenue (University
of Pittsburgh Medical Center))
(Liquidity Facility; Royal
Bank of Canada and LOC; Royal
Bank of Canada)	0.21	11/7/12	7,000,000 a,b,c		7,000,000
Union County Industrial
Development Authority, Revenue
(Stabler Companies Inc.
Project) (LOC; M&T Trust)	0.36	11/7/12	4,250,000	a	4,250,000

South Carolina--1.4%
South Carolina Association of
Governmental Organizations,
COP (Evidencing Undivided
Proportionate Interests in
General Obligation Debt of
Certain South Carolina School
Districts)	1.75	3/1/13	10,000,000		10,051,469

Tennessee--5.6%
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.30	11/1/12	8,700,000	a	8,700,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal

Bond Fund) (LOC; Bank of
America)	0.29	11/7/12	10,000,000	a	10,000,000
Cleveland Health and Educational
Facilities Board, Revenue (Lee
University Project) (LOC;
Branch Banking and Trust Co.)	0.21	11/7/12	2,700,000	a	2,700,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.26	11/7/12	6,775,000	a	6,775,000
Sevier County Public Building
Authority, Public Projects
Construction Notes (Tennessee
Association of Utility
Districts Interim Loan Program)	1.25	4/1/13	4,100,000		4,113,514
Shelby County Health Educational
and Housing Facility Board,
Educational Facilities Revenue
(Rhodes College) (LOC; Wells
Fargo Bank)	0.22	11/7/12	8,215,000	a	8,215,000

Texas--16.0%
Calhoun Port Authority,
Environmental Facilities
Revenue (Formosa Plastics
Corporation, Texas Project)
(LOC; Bank of America)	0.25	11/7/12	10,000,000	a	10,000,000
DeSoto Industrial Development
Authority, IDR, Refunding
(National Service Industries
Inc. Project) (LOC; Wells
Fargo Bank)	0.31	11/7/12	3,660,000	a	3,660,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-626) (North Texas
Tollway Authority, First Tier
System Revenue, Refunding)
(Liquidity Facility; Deutsche
Bank AG and LOC; Deutsche Bank
AG)	0.25	11/7/12	14,220,000 a,b,c		14,220,000
El Paso Independent School
District, Unlimited Tax School

Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School Fund
Guarantee Program)	0.23	11/14/12	12,000,000		12,000,000
Gulf Coast Waste Disposal
Authority, SWDR (Air Products
Project)	0.25	11/7/12	5,000,000	a	5,000,000
Harris County,
CP (Liquidity Facility; Bank
of Tokyo-Mitsubishi UFJ)	0.20	11/8/12	8,000,000		8,000,000
Harris County Health Facilities
Development Corporation, HR,
Refunding (Texas Children's
Hospital Project) (Liquidity
Facility; Wells Fargo Bank)	0.23	11/1/12	5,650,000	a	5,650,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	17,300,000		17,300,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	12/27/12	1,700,000		1,700,000
Port of Port Arthur Navigation
District, Revenue, CP	0.37	11/21/12	5,000,000		5,000,000
RBC Municipal Products Inc. Trust
(Series E-27) (Harris County
Health Facilities Development
Corporation, HR, Refunding
(Memorial Hermann Healthcare
System)) (Liquidity Facility;
Royal Bank of Canada and LOC;
Royal Bank of Canada)	0.21	11/7/12	5,000,000 a,b,c		5,000,000
Texas,
GO Notes (Veterans' Housing
Assistance Program) (Liquidity
Facility; State Street Bank

and Trust Co.)	0.23	11/7/12	16,000,000	a	16,000,000
Texas,
TRAN	2.50	8/30/13	5,500,000		5,603,493
Wells Fargo Stage Trust (Series
51-C) (Klein Independent
School District, Unlimited Tax
Schoolhouse Bonds) (Liquidity
Facility; Wells Fargo Bank and
LOC; Permanent School Fund
Guarantee Program)	0.22	11/7/12	5,000,000 a,b,c		5,000,000

Utah--8.5%
Murray City,
HR (Intermountain Health Care
Health Services, Inc.)
(Liquidity Facility; Wells
Fargo Bank)	0.21	11/1/12	27,000,000	a	27,000,000
Utah State Board of Regents,
Student Loan Revenue (LOC;
Royal Bank of Canada)	0.24	11/7/12	9,300,000	a	9,300,000
Wells Fargo Stage Trust (Series
33C) (Riverton, HR, Refunding
(Intermountain Health Care
Health Services, Inc.))
(Liquidity Facility; Wells
Fargo Bank and LOC; Wells
Fargo Bank)	0.22	11/7/12	25,000,000 a,b,c		25,000,000

Virginia--1.9%
Lynchburg Redevelopment and
Housing Authority, Housing
Revenue (KHM
Properties-Lynchburg, LLC
Project) (LOC; M&T Trust)	0.31	11/7/12	13,520,000	a	13,520,000

Washington--1.3%
Pierce County Economic Development
Corporation, Industrial
Revenue (SeaTac Packaging
Project) (LOC; HSBC Bank USA)	0.28	11/7/12	4,280,000	a	4,280,000

Wells Fargo Stage Trust (Series
36C) (Washington Health Care
Facilities Authority, Revenue
(PeaceHealth)) (Liquidity
Facility; Wells Fargo Bank and
LOC; Wells Fargo Bank)	0.22	11/7/12	4,995,000 a,b,c		4,995,000

Wisconsin--3.4%
Kenosha School District Number 1,
GO Notes, TRAN	1.50	2/26/13	3,000,000		3,011,442
Wisconsin Health and Educational
Facilities Authority, Revenue
(Aurora Health Care, Inc.)
(LOC; JPMorgan Chase Bank)	0.27	2/5/13	15,000,000		15,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Mequon Jewish Campus, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.30	11/7/12	6,045,000	a	6,045,000

Total Investments (cost $703,836,821)			98.2%		703,836,821
Cash and Receivables (Net)			1.8%		13,253,497
Net Assets			100.0%		717,090,318

a Variable rate demand note - rate shown is the interest rate in effect at October 31, 2012. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2012, these securities amounted to $111,790,000 or 15.6% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At October 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of October 31, 2012 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	703,836,821
Level 3 - Significant Unobservable Inputs	-
Total	703,836,821

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting
Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”)
recognized by the FASB to be applied by nongovernmental entities.
Rules and interpretive releases of the Securities and Exchange
Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for
identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS MUNICIPAL CASH MANAGEMENT PLUS

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	December 19, 2012

By: /s/ James Windels
James Windels Treasurer
Date:	December 19, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)